ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
Unaudited		March 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares	Value

COMMON STOCKS 99.7%

CONSUMER DISCRETIONARY 19.5%

Auto Components 0.1%
Gentex (1)	6,400	104
		104
Automobiles 1.1%
Harley-Davidson (1)	11,900	699
Thor Industries (1)	4,900	193
Winnebago (1)	5,100	172
		1,064
Diversified Consumer Services 0.8%
Apollo Group, Class A (2)	3,757	165
Devry (1)	4,600	135
H&R Block (1)	8,700	183
ITT Educational Services (2)	2,900	237
Universal Technical Institute (1)(2)	2,700	62
		782
Hotels, Restaurants & Leisure 6.0%
Boyd Gaming (1)	4,400	210
Choice Hotels International	8,800	312
Hilton (1)	20,400	734
International Game Technology	17,100	690
Marriott, Class A	11,500	563
Melco PBL Entertainment, ADR (2)	7,900	127
Panera Bread, Class A (1)(2)	3,200	189
Royal Caribbean Cruises (1)	6,300	266
Shuffle Master (1)(2)	10,898	199
Starwood Hotels & Resorts Worldwide	8,300	538
The Cheesecake Factory (1)(2)	4,400	117
Tim Hortons (1)	9,000	274
WMS Industries (1)(2)	3,900	153
Wynn Resorts (1)	6,400	607
Yum! Brands	13,000	751
		5,730
Household Durables 1.3%
Centex (1)	4,100	171
Garmin (1)	3,200	173
Harman International	1,600	154
KB Home (1)	3,400	145
Lennar, Class A	6,400	270
Meritage (1)(2)	2,300	74
Pulte	3,600	95
Toll Brothers (1)(2)	5,800	159
		1,241
Internet & Catalog Retail 0.3%
Amazon.com (1)(2)	7,400	294
		294
Leisure Equipment & Products 0.1%
Brunswick (1)	2,800	89
		89
Media 4.0%
Cablevision Systems, Class A (2)	9,300	283
Citadel Broadcasting (1)	11,500	109
Clear Channel Outdoor, Class A (1)(2)	18,900	497
DreamWorks Animation, Class A (1)(2)	4,700	144
Focus Media Holding, ADR (2)	3,200	251
Getty Images (1)(2)	3,800	185
Harte-Hanks (1)	4,500	124
Lamar Advertising (1)	8,900	560
McGraw-Hill	2,300	145
Meredith (1)	2,700	155
Omnicom	5,500	563
Salem Communications, Class A (1)	8,000	100
Scripps, Class A (1)	2,600	116
WPP Group, ADR (1)	7,800	593
		3,825
Multiline Retail 0.4%
Family Dollar Stores	7,600	225
Fred's (1)	8,400	124
		349
Specialty Retail 4.6%
Advance Auto Parts	6,700	258
Bed Bath & Beyond (2)	15,300	615
Dick's Sporting Goods (1)(2)	5,000	291
Men's Wearhouse	4,200	198
O'Reilly Automotive (1)(2)	5,600	185
PETsMART	8,600	283
Ross Stores (1)	6,600	227
Staples	12,800	331
Tiffany (1)	15,000	682
TJX	21,700	585
TSC (1)(2)	4,000	206
Urban Outfitters (1)(2)	7,600	202
Williams-Sonoma (1)	9,600	340
		4,403
Textiles, Apparel & Luxury Goods 0.8%
Coach (2)	16,100	806
		806

Total Consumer Discretionary		18,687
CONSUMER STAPLES 2.3%

Food Products 1.3%
Hershey Foods (1)	8,800	481
McCormick	5,800	223
Wrigley	10,625	541
		1,245
Household Products 0.3%
Clorox	4,000	255
		255
Personal Products 0.7%
Avon	19,000	708
		708

Total Consumer Staples		2,208
ENERGY 6.6%

Energy Equipment & Services 4.0%
BJ Services	5,400	151
Cameron International (2)	13,100	822
Core Laboratories (2)	3,800	318
Diamond Offshore Drilling (1)	3,300	267
Grant Prideco (1)(2)	15,200	758
Nabors Industries (1)(2)	6,400	190
Smith International (1)	18,000	865
TETRA Technologies (1)(2)	7,000	173
Weatherford International (2)	7,400	334
		3,878
Oil, Gas & Consumable Fuels 2.6%
Bill Barrett (1)(2)	5,800	188
Compton Petroleum (1)(2)	14,100	142
CONSOL Energy	4,700	184
Foundation Coal Holdings (1)	7,100	244
Mariner Energy (2)	9,100	174
Murphy Oil	8,800	470
Ultra Petroleum (1)(2)	3,300	175
Williams Companies	20,900	595
XTO Energy	5,633	309
		2,481

Total Energy		6,359
FINANCIALS 10.9%

Capital Markets 4.9%
Affiliated Managers Group (1)(2)	2,300	249
Blackrock (1)	2,600	406
Charles Schwab	13,000	238
E*TRADE Financial (2)	15,600	331
Eaton Vance	10,300	367
Federated Investors, Class B (1)	6,700	246
Janus Capital Group (1)	10,100	211
Lazard	8,100	407
Legg Mason	2,750	259
Northern Trust	13,400	806
Nuveen Investments (1)	10,100	478
optionsXpress Holdings (1)	6,400	151
SEI	4,800	289
State Street	2,500	162
TD Ameritrade Holding (1)(2)	9,800	146
		4,746
Commercial Banks 1.1%
City National (1)	1,400	103
East West Bancorp (1)	5,000	184
First Horizon National (1)	5,100	212
SVB Financial Group (1)(2)	3,900	189
Synovus Financial (1)	8,000	259
UCBH Holdings (1)	5,600	104
		1,051
Diversified Financial Services 2.7%
CBOT Holdings, Class A (1)(2)	2,000	363
Chicago Mercantile Exchange Holdings (1)	1,200	639
IntercontinentalExchange (2)	5,700	697
International Securities Exchange (1)	3,700	180
Moody's	3,700	230
Nymex Holdings (2)	3,400	461
		2,570
Insurance 2.2%
Ambac	2,100	181
Aon	5,800	220
Arch Capital Group (2)	4,100	280
Axis Capital Holdings	5,600	190
Brown & Brown (1)	6,300	170
Markel (2)	400	194
Marsh & McLennan (1)	6,600	193
MBIA (1)	2,200	144
OneBeacon Insurance Group, Class A	7,000	175
RenaissanceRe Holdings (1)	3,100	156
Willis Group Holdings (1)	4,900	194
		2,097

Total Financials		10,464
HEALTH CARE 17.3%

Biotechnology 3.4%
Alkermes (1)(2)	11,400	176
Amylin Pharmaceuticals (1)(2)	4,300	161
Celgene (1)(2)	14,900	782
Cephalon (1)(2)	5,100	363
deCode genetics (1)(2)	21,400	78
Genzyme (2)	3,200	192
Martek Biosciences (2)	4,800	99
Medarex (1)(2)	14,400	186
MedImmune (1)(2)	10,300	375
Millennium Pharmaceuticals (1)(2)	9,300	106
Neurocrine Biosciences (1)(2)	7,600	95
OSI Pharmaceuticals (1)(2)	4,500	148
PDL Biopharma (1)(2)	4,500	98
Theravance (1)(2)	5,200	153
Vertex Pharmaceuticals (1)(2)	8,600	241
		3,253
Health Care Equipment & Supplies 4.9%
American Medical Systems (1)(2)	12,200	258
ArthroCare (1)(2)	3,000	108
Becton, Dickinson	2,300	177
C R Bard	3,900	310
Dade Behring Holdings	3,900	171
Dentsply International	6,600	216
Edwards Lifesciences (1)(2)	4,700	238
Gen-Probe (2)	3,900	184
Hologic (1)(2)	4,600	265
Integra LifeSciences (1)(2)	3,100	141
Intuitive Surgical (1)(2)	1,700	207
Invitrogen (2)	5,400	344
Kyphon (1)(2)	4,000	181
ResMed (1)(2)	8,500	428
Respironics (2)	6,800	286
St. Jude Medical (2)	16,600	624
Varian Medical Systems (2)	6,100	291
Zimmer Holdings (2)	3,200	273
		4,702
Health Care Providers & Services 5.8%
CIGNA	2,900	414
Coventry Health Care (2)	9,000	504
DaVita (2)	5,549	296
Express Scripts (2)	8,200	662
Health Management (1)	5,300	58
Health Net (2)	5,900	317
Healthways (2)	5,200	243
Henry Schein (1)(2)	5,700	314
Humana (2)	6,100	354
Laboratory Corporation of America (1)(2)	4,400	320
LifePoint Hospitals (2)	3,500	134
Lincare Holdings (2)	8,400	308
Manor Care (1)	7,500	408
Medco (1)(2)	9,400	682
Omnicare (1)	2,400	95
Patterson Companies (1)(2)	3,900	138
Quest Diagnostics	6,100	304
		5,551
Life Sciences Tools & Services 2.1%
Charles River Laboratories International (1)(2)	4,200	194
Illumina (1)(2)	6,000	176
Millipore (1)(2)	2,600	188
Nektar Therapeutics (1)(2)	14,500	189
Qiagen NV (1)(2)	14,200	244
Techne (2)	5,600	320
Thermo Fisher Scientific (2)	3,500	164
Ventana Medical Systems (1)(2)	4,000	168
Waters Corporation (2)	7,200	418
		2,061
Pharmaceuticals 1.1%
Allergan	8,002	887
Sepracor (1)(2)	4,300	200
		1,087

Total Health Care		16,654
INDUSTRIALS & BUSINESS SERVICES 13.8%

Aerospace & Defense 2.5%
Alliant Techsystems (1)(2)	2,500	220
Empresa Brasiliera, ADR	7,600	349
Precision Castparts	9,400	978
Rockwell Collins	13,300	890
		2,437
Air Freight & Logistics 1.4%
C H Robinson Worldwide	8,700	415
Expeditors International of Washington	11,400	471
UTi Worldwide (1)	18,100	445
		1,331
Airlines 1.0%
SkyWest (1)	18,100	486
Southwest Airlines	30,500	448
		934
Commercial Services & Supplies 4.4%
American Reprographics (1)(2)	10,900	336
Avery Dennison	3,400	218
ChoicePoint (2)	4,800	180
Cintas	9,200	332
Corporate Executive Board	6,500	494
Dun & Bradstreet	3,300	301
Equifax	4,500	164
HNI Corporation (1)	2,700	124
LECG (1)(2)	7,000	101
Manpower	4,300	317
Republic Services	10,050	280
Ritchie Bros Auctioneers	9,000	527
Robert Half International	12,300	455
Stericycle (1)(2)	5,300	432
		4,261
Construction & Engineering 1.0%
Fluor (1)	5,600	502
Foster Wheeler (2)	3,800	222
Quanta Services (1)(2)	7,700	194
		918
Electrical Equipment 0.9%
AMETEK (1)	11,550	399
Genlyte Group (2)	3,400	240
II-VI (1)(2)	6,300	213
		852
Industrial Conglomerates 0.3%
Roper Industries	5,200	285
		285
Machinery 1.1%
Graco	9,200	360
IDEX	2,550	130
ITT	2,800	169
Joy Global	6,400	275
Pall	2,900	110
		1,044
Road & Rail 0.5%
Landstar Systems	11,500	527
		527
Trading Companies & Distributors 0.7%
Fastenal (1)	5,800	203
W. W. Grainger	6,200	479
		682
Total Industrials & Business Services		13,271
INFORMATION TECHNOLOGY 22.0%
Communications Equipment 0.7%
F5 Networks (1)(2)	5,700	380
Juniper Networks (2)	15,300	301
		681
Computers & Peripherals 0.3%
Avid Technology (1)(2)	2,900	101
QLogic (2)	13,700	233
		334
Electronic Equipment & Instruments 1.2%
CDW	3,300	203
Cogent (1)(2)	16,600	223
Dolby Laboratories, Class A (2)	5,600	193
FLIR Systems (1)(2)	5,200	186
Jabil Circuit (1)	9,200	197
National Instruments	4,550	119
		1,121
Internet Software & Services 2.0%
Baidu.com, ADR (1)(2)	2,800	270
Digital River (1)(2)	4,400	243
Monster Worldwide (2)	13,100	621
Sina (1)(2)	6,900	232
VeriSign (1)(2)	13,700	344
Websense (2)	7,600	175
		1,885
IT Services 4.2%
Checkfree (1)(2)	6,500	241
Cognizant Technology Solutions (2)	8,200	724
DST Systems (2)	2,600	196
Fidelity National Information	5,700	259
Fiserv (2)	4,500	239
Global Payments	5,200	177
Iron Mountain (1)(2)	16,499	431
Moneygram International (1)	16,100	447
Paychex	17,500	663
Perot Systems, Class A (1)(2)	13,700	245
Satyam Computer Services, ADR (1)	16,800	381
		4,003
Office Electronics 0.1%
Zebra Technologies (1)(2)	2,850	110
		110
Semiconductor & Semiconductor Equipment 7.7%
Altera (2)	36,500	730
Analog Devices	17,700	610
Broadcom, Class A (2)	12,300	394
Cymer (2)	3,300	137
Fairchild Semiconductor, Class A (1)(2)	9,000	150
Integrated Device Technology (2)	13,300	205
Intersil Holding, Class A	5,700	151
KLA-Tencor (1)	3,800	203
Lam Research (2)	3,400	161
Linear Technology (1)	23,700	749
Marvell Technology Group (2)	23,200	390
Maxim Integrated Products	20,200	594
MEMC Electronic Materials (2)	6,000	364
Microchip Technology (1)	19,900	707
National Semiconductor	20,100	485
Semtech (1)(2)	6,500	88
Silicon Laboratories (1)(2)	10,800	323
Teradyne (1)(2)	10,400	172
Xilinx (1)	30,600	787
		7,400
Software 5.8%
Activision (2)	18,254	346
Adobe Systems (2)	6,500	271
Autodesk (2)	18,300	688
Cadence Design Systems (1)(2)	9,100	192
Check Point Software Technologies (2)	8,900	198
Citrix Systems (2)	7,100	227
Cognos (2)	4,200	166
Electronic Arts (2)	11,700	589
FactSet Research Systems	4,350	273
Fair Isaac	3,700	143
Intuit (2)	16,400	449
Jack Henry & Associates (1)	7,100	171
McAfee (2)	8,500	247
NAVTEQ (2)	10,000	345
Red Hat (1)(2)	20,700	475
Salesforce.com (1)(2)	6,100	261
Symantec (2)	12,600	218
Synopsys (2)	4,200	110
THQ (2)	7,400	253
		5,622

Total Information Technology		21,156
MATERIALS 1.8%

Chemicals 0.9%
Ecolab	11,000	473
Sigma Aldrich	3,400	141
Symyx Technologies (1)(2)	4,400	78
Valspar	6,700	187
		879
Containers & Packaging 0.2%
Sealed Air	4,600	145
		145
Metals & Mining 0.7%
Carpenter Technology	5,800	700
		700

Total Materials		1,724
TELECOMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 0.5%
Neustar, Class A (1)(2)	7,100	202
Time Warner Telecom, Class A (1)(2)	11,100	230
		432
Wireless Telecommunication Services 4.0%
American Tower Systems, Class A (2)	21,900	853
Crown Castle International (1)(2)	23,600	758
Leap Wireless (2)	5,500	363
NII Holdings, Class B (2)	9,800	727
Rogers Communications, Class B	8,600	282
SBA Communications (1)(2)	29,600	875
		3,858
Total Telecommunication Services		4,290
UTILITIES 1.0%
Electric Utilities 0.3%
Reliant Resources (1)(2)	16,400	333
		333
Independent Power Producers & Energy Traders 0.7%
AES (2)	31,100	670
		670
Total Utilities		1,003

Total Common Stocks (Cost $79,856)		95,816
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	263,828	264
Total Short-Term Investments (Cost $264)		264
SECURITIES LENDING COLLATERAL 22.9%
Money Market Trust 22.9%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.26% (3)	22,050,000	22,050
Total Securities Lending Collateral (Cost $22,050)		22,050
Total Investments in Securities
122.9% of Net Assets (Cost $102,170)		$118,130

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at March 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2007, the value of loaned securities was $21,697,000; aggregate collateral consisted of $22,050,000 in the money market pooled trust and U.S. government securities valued at $135,000.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $102,170,000. Net unrealized gain aggregated $15,960,000 at period-end, of which $18,887,000 related to appreciated investments and $2,927,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $5,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $264,000 and $94,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007